Employee Benefit Plans (Schedule of Information About Options Exercised) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Employee Benefit Plans [Abstract]
Number of options exercised	36,950	11,667
Total intrinsic value of options exercised	$ 157,406	$ 15,367
Cash received from options exercised	70,405
Tax deduction realized from options exercised	$ 62,868	$ 6,138